Earnings/(Loss) Per Common Share, Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings/(Loss) Per Common Share [Abstract]
Net Income/(Loss)	$ (1,092)	$ 3,976
Less: Deemed dividend equivalents on Series G Preferred Shares related to redemption value	(635)	0
Less: Dividends of Series G Preferred Shares	(183)	0
Less: Deemed dividend on warrant inducement	(26)	0
Net Income / (Loss) attributable to common shareholders	$ (1,936)	$ 3,976
Weighted average common shares outstanding, basic (in shares)	103,857	52
Weighted average common shares outstanding, diluted (in shares)	103,857	52
Earnings per share, basic (in dollars per share)	$ (18.64)	$ 76,461.53
Earnings per share, diluted (in dollars per share)	$ (18.64)	$ 76,461.53